Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value through Profit or Loss

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2025		2024
Investments in unlisted equity instruments
- Investment A	129		300
- Investment B	824		1,000
- Investment C	9,600		10,284
- Investment D – investment in a limited partnership set up by BIT Group (1)	20,328		21,795
- Investment E	1,500		1,500
- Investment F	1,125		726
- Investment I	2,803		1,876
- Investment J	-	(2)	500
- Investment K	2,000		-
- Investment M	1,000		-
Investments in unlisted debt instruments
- Investment G	1,100		1,000
- Investment H	3,000		3,540
Investments in listed equity instruments
- Investment J	563		-	(2)
- Investment L	313		-
Total	44,285		42,521

Current	4,976		4,540
Non-current	39,309		37,981
Total	44,285		42,521

(1)	See Note 24.

(2)	During the year ended December 31, 2025, Investment J became publicly listed and is accordingly presented as a listed equity instrument.